CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenue	$ 107,429	$ 1,980,720	$ 836,427	$ 4,801,062	$ 5,223,775	$ 2,590,579
Revenue from related party	0	0	1,000,000	0	0	0
Less: allowances and refunds	0	0	(1,229,710)	0	0	0
Net revenue	107,429	1,980,720	606,717	4,801,062	5,223,775	2,590,579
Cost of revenues	743,397	1,641,495	2,183,874	2,442,592	2,587,656	1,051,135
Gross profit	(635,968)	339,225	(1,577,157)	2,358,470	2,636,119	1,539,444
Operating expenses
Selling and marketing	319,204	91,136	749,212	506,393	664,383	806,221
Research and development	61,623	28,233	136,656	46,733	74,861	176,964
General and administrative	1,363,440	522,372	2,682,519	1,876,505	2,456,435	895,798
Stock based compensation	1,031,640	0	1,031,640	0	0	0
Total operating expenses	2,775,907	641,741	4,600,027	2,429,631	3,195,679	1,878,983
Loss from operations	(3,411,875)	(302,516)	(6,177,184)	(71,161)	(559,560)	(339,539)
Other income (expense)
Other income (expense), net	0	0	0	0	6,905	(4,948)
Interest income (expense), net	(339,231)	4,311	(314,078)	(1,884)	0	0
Change in fair value of derivative liabilities	548,315	0	548,315	0	0	0
Total other income (expense)	209,084	4,311	234,237	(1,884)	6,905	(4,948)
Income (loss) before provision for income taxes	(3,202,791)	(298,205)	(5,942,947)	(73,045)	(552,655)	(344,487)
Provision (benefit) for income taxes	0	(119,280)	0	(29,220)	4,000	0
Net income (loss)	$ (3,202,791)	$ (178,925)	$ (5,942,947)	$ (43,825)	$ (556,655)	$ (344,487)
Earnings per share attributable to common stockholders
Basic (in Dollars per share)	$ (0.11)	$ (0.01)	$ (0.20)	$ 0	$ (0.02)	$ (0.01)
Diluted (in Dollars per share)	$ (0.07)	$ 0	$ (0.13)	$ 0	$ (0.01)	$ (0.01)
Weighted average shares outstanding
Basic (in Shares)	30,371,299	29,298,284	30,472,447	28,658,556	28,971,983	25,119,175
Diluted (in Shares)	45,371,299	44,298,284	45,472,447	44,372,842	44,506,230	55,119,175